UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D. C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2001

Check here if Amendment [      ];  Amendment Number:
This Amendment (Check only one.):  [     ] is a restatement.
					 [     ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Armstrong Shaw Associates Inc.
Address:	45 Grove Street
		New Canaan, CT 06840

13F File Number:	28-6126

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:		Monica C. Grady
Title:		Secretary/Treasurer
Phone:		203-972-9600
Signature, Place, and Date of Signing:

	Monica C. Grady	New Canaan, Connecticut	December 31, 2001

Report Type (Check only one.):

[X]	13F HOLDING REPORT.

[   ]  	13F NOTICE.

[   ]	13F COMBINATION REPORT.

List of other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF
1934.






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                             FORM 13F INFORMATION TABLE







VALUE
SHARES/
SH/      PUT/    INVSTMT
OTHER
                   VOTING AUTHORITY
NAME OF ISSUER
TITLE OF CLASS
CUSIP
(x$1000)
PRN AMT
PRN   CALL   DSCRETN
MANAGERS
SOLE
SHARED
NONE
-
-
-
-
-
-
-
-
-
-
-
-












Abbott Labs
Common
002824100
1001
17963
SH

SOLE

17963
0
0
Allstate Corp.
Common
020002101
68271
2025850
SH

SOLE

2025850
0
0
American Express Co.
Common
025816109
75690
2120775
SH

SOLE

2120775
0
0
American Home Products Corp.
Common
026609107
121340
1977515
SH

SOLE

1977515
0
0
American Intl. Group Inc.
Common
026874107
2188
27558
SH

SOLE

27558
0
0
AOL Time Warner
Common
00184a105
4041
125873
SH

SOLE

125873
0
0
Apache Corp.
Common
037411105
2752
55180
SH

SOLE

55180
0
0
Automatic Data Process
Common
053015103
860
14597
SH

SOLE

14597
0
0
Avaya Inc.
Common
053499109
66173
5446301
SH

SOLE

5446301
0
0
Bank of America Corp.
Common
060505104
712
11316
SH

SOLE

11316
0
0
Bank of New York
Common
064057102
1673
41000
SH

SOLE

41000
0
0
Banknorth Group Inc.
Common
06646L100
824
36600
SH

SOLE

36600
0
0
Berkshire Hathaway Inc. Del
Class A
084670108
13608
180
SH

SOLE

180
0
0
Berkshire Hathaway Inc. Del
Class B
084670207
442
175
SH

SOLE

175
0
0
Blackrock Advantage Term
Common
09247A101
156
14000
SH

SOLE

14000
0
0
Blackrock Investment Quality
Common
09247D105
308
23000
SH

SOLE

23000
0
0
Block H & R Inc.
Common
093671105
275
6152
SH

SOLE

6152
0
0
BP Amoco PLC
Sponsored ADR
055622104
367
7885
SH

SOLE

7885
0
0
Bristol Myers Squibb Co.
Common
110122108
1023
20060
SH

SOLE

20060
0
0
Canadian National Railway Co.
Common
136375102
91850
1902445
SH

SOLE

1902445
0
0
Cendant Corp.
Common
151313103
123227
6283880
SH

SOLE

6283880
0
0
Chevron Corp.
Common
166764100
1116
12454
SH

SOLE

12454
0
0
Chubb Corp.
Common
171232101
98260
1424065
SH

SOLE

1424065
0
0
Cigna Corp.
Common
125509109
463
5000
SH

SOLE

5000
0
0
Cisco Systems Inc.
Common
17275R102
266
14700
SH

SOLE

14700
0
0
Citigroup, Inc.
Common
172967101
126148
2498969
SH

SOLE

2498969
0
0
Colgate Palmolive Co.
Common
194162103
1149
19894
SH

SOLE

19894
0
0
Comcast Corp.
Class A Spl.
200300200
109968
3054669
SH

SOLE

3054669
0
0
Computer Associates
Common
204912109
1687
48920
SH

SOLE

48920
0
0
Conoco Inc.
Common
208251504
218
7719
SH

SOLE

7719
0
0
Devon Energy Corp. (Oklahoma)
Common
25179M103
117692
3045061
SH

SOLE

3045061
0
0
Dreyfus A Bonds Plus, Inc.
Common
261880108
363
26641.49
SH

SOLE

26641.49
0
0
Dupont De Nemours & Co.
Common
263534109
93389
2196875
SH

SOLE

2196875
0
0
Electronic Data Systems
Common
285661104
69399
1012380
SH

SOLE

1012380
0
0
EMC Corporation
Common
268648102
137
10200
SH

SOLE

10200
0
0
Emerson Electric Co.
Common
291011104
113529
1988255
SH

SOLE

1988255
0
0
Exelon Corp.
Common
30161n101
96682
2019254
SH

SOLE

2019254
0
0
Exxon Mobil Corporation
Common
30231G102
611
15556
SH

SOLE

15556
0
0
Fannie Mae
Common
313586109
10185
128115
SH

SOLE

128115
0
0
Fleet Boston Financial
Common
339030108
66607
1824851
SH

SOLE

1824851
0
0
Ford Motor Co.
Common
345370860
619
39389
SH

SOLE

39389
0
0
Freddie Mac
Common
313400301
126212
1929848
SH

SOLE

1929848
0
0
Gannett Inc.
Common
364730101
65890
980072
SH

SOLE

980072
0
0
General Electric
Common
369604103
5604
139825
SH

SOLE

139825
0
0
GlaxoSmithkline PLC
Sponsored ADR
37733W105
862
17297
SH

SOLE

17297
0
0
Goldman Sachs Group
Common
38141G104
232
2500
SH

SOLE

2500
0
0
Harman International Industries Inc.
Common
413086109
1785
39588
SH

SOLE

39588
0
0
Home Depot Inc.
Common
437076102
515
10091
SH

SOLE

10091
0
0
Honeywell
Common
438516106
501
14800
SH

SOLE

14800
0
0
IMS Health Inc.
Common
449934108
77089
3951258
SH

SOLE

3951258
0
0
Intel Corp.
Common
458140100
296
9404
SH

SOLE

9404
0
0
International Business Machines
Common
459200101
120810
998760
SH

SOLE

998760
0
0
J.P. Morgan Chase and Co.
Common
46625h100
127621
3510906
SH

SOLE

3510906
0
0
John Hancock Financial Services
Common
41014S106
87736
2124360
SH

SOLE

2124360
0
0
Johnson & Johnson
Common
478160104
563
9520
SH

SOLE

9520
0
0
Kerr McGee Corp.
Common
492386107
99208
1810358
SH

SOLE

1810358
0
0
Liberty Media Corporation
Common
530718105
134892
9635126
SH

SOLE

9635126
0
0
Merck & Co., Inc.
Common
589331107
936
15910
SH

SOLE

15910
0
0
MGIC Investment
Common
552848103
45123
731090
SH

SOLE

731090
0
0
Minnesota Mining & Manufacturing Co.
Common
604059105
331
2800
SH

SOLE

2800
0
0
Muniyield Insured Fund Inc.
Common
62630e107
392
27000
SH

SOLE

27000
0
0
Occidental Petroleum Corp.
Common
674599105
700
26400
SH

SOLE

26400
0
0
Office Depot
Common
676220106
756
40800
SH

SOLE

40800
0
0
Oracle Corp.
Common
68389X105
231
16700
SH

SOLE

16700
0
0
Oxford Health Plans
Common
691471106
71380
2368290
SH

SOLE

2368290
0
0
Oz/one, Inc.
Common
629990914
232
2300
SH

SOLE

2300
0
0
Pepsico Inc.
Common
713448108
267
5490
SH

SOLE

5490
0
0
Pfizer Inc.
Common
717081103
1779
44651
SH

SOLE

44651
0
0
Philip Morris Companies
Common
718154107
542
11814
SH

SOLE

11814
0
0
Pitney Bowes Inc.
Common
724479100
106430
2829840
SH

SOLE

2829840
0
0
PrimeEnergy Corp.
Common
74158E104
163
20500
SH

SOLE

20500
0
0
Proctor & Gamble Co.
Common
742718109
3172
40086
SH

SOLE

40086
0
0
Quadrex  Corp.
Common
747309102
0
10000
SH

SOLE

10000
0
0
RadioShack Corp.
Common
750438103
103744
3446650
SH

SOLE

3446650
0
0
Royal Dutch Petroleum Co.
NY Reg Gldr 5
780257804
301
6150
SH

SOLE

6150
0
0
Safeway Inc.
Common
786514208
93047
2228660
SH

SOLE

2228660
0
0
SBC Communications
Common
78387G103
369
9424
SH

SOLE

9424
0
0
Schering Plough Corp.
Common
806605101
64506
1801335
SH

SOLE

1801335
0
0
Sherwin Williams Co.
Common
824348106
1738
63200
SH

SOLE

63200
0
0
Sprint Corp.
Common
852061100
100409
5000460
SH

SOLE

5000460
0
0
Staples Inc.
Common
855030102
104560
5591430
SH

SOLE

5591430
0
0
Sun Microsystems
Common
866810104
138
11200
SH

SOLE

11200
0
0
Textron
Common
883203101
117132
2825175
SH

SOLE

2825175
0
0
Tricon Global Restaurant
Common
895953107
61879
1257709
SH

SOLE

1257709
0
0
Van Kampen Am Cap Advantage
Sh Ben Int
92112K107
181
14100
SH

SOLE

14100
0
0
Van Kampen Am Cap Municipal Opportunity
Common
920935103
155
10000
SH

SOLE

10000
0
0
Verizon Communications
Common
92343v104
1012
21326
SH

SOLE

21326
0
0
Viacom Inc.
Class B
925524308
2611
59149
SH

SOLE

59149
0
0
Walt Disney Productions
Common
254687106
282
13609
SH

SOLE

13609
0
0
Water Pik Technologies
Common
94113U100
174
20000
SH

SOLE

20000
0
0
Whirlpool Corp.
Common
963320106
114296
1558656
SH

SOLE

1558656
0
0
XL Capital Ltd.
Class A
g98255105
539
5900
SH

SOLE

5900
0
0















FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	92

Form 13F Information Table Value Total:	$3,334,595

List of Other Included Managers:

No.	13F File Number	Name

None